SHARE-BASED COMPENSATION - Summary of Assumptions Used to Estimate Fair Values of Stock Options (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
2011 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield	2.04%	2.00%	1.00%
Expected stock price volatility	40.17%	47.94%	46.08%
Risk-free interest rate	2.62%	2.09%	1.47%
Expected term (years)	5 years 6 months 21 days	6 years 1 month 6 days	5 years 7 months 6 days
MRP Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield	0.00%	0.00%
Expected stock price volatility	45.00%	45.00%
Risk-free interest rate	5.69%	4.47%
Expected term (years)	5 years 7 months 6 days	5 years 10 months 24 days